Share-Based Compensation - Schedule of Share Option Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-Based Compensation [Line Items]
Options Outstanding - Number of share options, Outstanding at January 1,2012	4,921,342
Number of share options, Granted	1,320,864
Number of share options, Exercised	(805,338)
Number of share options, Forfeited	(169,328)
Options Outstanding - Number of share options, Outstanding at December 31, 2012	5,267,540
Number of share options, Vested and expected to vest at December 31, 2012	5,023,253
Number of share options, Exercisable at December 31, 2012	2,599,540
Weighted average exercise price of share options, Outstanding at January 1, 2012	$ 15.01
Weighted average exercise price of share options, Granted	$ 23.79
Weighted average exercise price of share options, Exercised	$ 7.85
Weighted average exercise price of share options, Forfeited	$ 14.10
Weighted average exercise price of share options, Outstanding at December 31, 2012	$ 18.01
Weighted average exercise price of share options, Vested and expected to vest at December 31, 2012	$ 17.81
Weighted average exercise price of stock options, Exercisable at December 31, 2012	$ 13.03
Weighted average remaining contractual life of share options, Outstanding at December 31, 2012	3 years 8 months 1 day
Weighted average remaining contractual life of share options, Vested and expected to vest at December 31, 2012	3 years 7 months 13 days
Weighted average remaining contractual life of share options, Exercisable at December 31, 2012	2 years 8 months 12 days
Aggregate intrinsic value of share options, Outstanding at December 31, 2012	$ 37,474
Aggregate intrinsic value of share options, Vested and expected to vest at December 31, 2012	36,707
Aggregate intrinsic value of share options, Exercisable at December 31, 2012	$ 30,508